Exceptional items (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Exceptional items
Impairment - property, plant and equipment			$ 11
Exceptional items - cost of sales	$ 1,146	$ 1,139	2,164	$ 2,139
Exceptional items - SG&A expenses	63	57	128	117
Exceptional net finance income	23	(40)	46	(63)
Income tax (credit)/charge	(2)	12	(11)	19
Exceptional items.
Exceptional items
Start-up related and other costs	11	16	21	30
Impairment - property, plant and equipment	11		11
Restructuring costs	15		15
Exceptional items - cost of sales	37	16	47	30
Transaction related and other costs	3	4	12	8
Exceptional items - SG&A expenses	3	4	12	8
Exceptional net finance income	(26)	(74)	(53)	(125)
Income tax (credit)/charge	(2)	(4)	$ (6)	(6)
Total exceptional items, net of tax	$ 12	$ (58)		$ (93)